Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Furniture and fixtures		$ 339	$ 242
Lab and office equipment		7,536	6,353
Computer equipment		339	339
Internal-use software		1,572	1,276
Leasehold improvements		505	506
Property and equipment		10,291	8,716
Less accumulated depreciation and amortization		(2,942)	(1,902)
Net property and equipment	$ 6,484	$ 7,349	$ 6,814